Schedule of Deferred Share Units (Details) (Parenthetical) - Deferred Share Unit [Member] - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 21, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Number of shares, granted in deferred share units	7,500,000
Grant date and expire in deferred share units	5 years
Share-based Payment Arrangement, Expense		$ 291,243	$ 204,127	$ 560,461	$ 430,964	$ 753,791	$ 549,664